CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income		$ 18,077	$ 21,134	$ 76,548
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expenses		79,996	83,239	98,812
Equity in net earnings of affiliate		(11,730)	(4,540)	(1,190)
Deferred tax expense		2,114	3,620	1,728
Amortization of deferred charges and debt guarantee, net		3,402	2,683	7,154
Foreign exchange losses/(gains)		435	941	(995)
Unit options expense		50	207	234
Drydocking expenditure		(1,641)	(10,463)	(25,522)
Dividends received from affiliates		11,352	2,328	1,191
Interest element included in obligation under finance lease		19	3	(55)
Gain on recognition of net investment in leased vessel		0	(4,195)	0
Sales-type lease payments received in excess of interest income		2,308	2,030	0
Movement in credit loss allowances		(371)	0	0
Change in market value of derivatives		35,306	43,746	(5,921)
Change in assets and liabilities:
Trade accounts receivable		837	10,682	(9,730)
Inventories		983	(670)	1,475
Other current assets and non-current assets		(12,362)	(6,421)	3,906
Amounts due to/(from) related parties		(2,852)	3,622	(319)
Trade accounts payable		(990)	(2,836)	(3,610)
Accrued expenses		2,503	3,414	(6,566)
Other current liabilities		15,470	4,183	26
Net cash provided by operating activities		142,906	152,707	137,166
Investing activities
Additions to vessels and equipment		(3,188)	(10,232)	(10,735)
Dividends received from affiliates		12,627	14,216	755
Acquisition of investment in affiliate from Golar		0	(10,296)	(9,652)
Net cash provided by/(used in) investing activities		9,439	(6,312)	(19,632)
Financing activities
Repayments of long-term debt (including related parties)		(148,114)	(100,156)	(155,902)
Proceeds from long-term debt (including related parties)		45,000	40,000	51,419
Repayments of obligation under finance lease		(1,922)	(1,569)	(1,286)
Financing arrangement fees and other costs		(4,339)	0	(1,699)
Advances from related party for Methane Princess lease security deposit		2,605	601	633
Cash distributions paid		(44,954)	(126,599)	(165,250)
Common units repurchased and canceled		0	(1,565)	(13,980)
Proceeds from issuances of equity, net of issue costs		0	0	13,854
Net cash used in financing activities		(151,724)	(189,288)	(272,211)
Effect of exchange rate changes on cash		3,625	3,723	(6,118)
Net increase/(decrease) in cash, cash equivalents and restricted cash		4,246	(39,170)	(160,795)
Cash, cash equivalents and restricted cash at beginning of year	[1]	229,922	269,092	429,887
Cash, cash equivalents and restricted cash at end of year	[1]	234,168	229,922	269,092
Cash paid during the year for:
Interest expense		68,792	75,892	81,962
Income taxes		10,021	13,791	5,929
Total cash, cash equivalents, restricted cash and restricted cash equivalents	[1]	$ 234,168	$ 269,092	$ 269,092

[1]	The following table identifies the balance sheet line-items included in "cash, cash equivalents and restricted cash" presented in the consolidated statements of cash flows:

	December 31,
(in thousands of $)	2020	2019	2018	2017
Cash and cash equivalents	48,783	47,661	96,648	246,954
Restricted cash and short-term deposits - current	55,547	46,333	31,330	27,306
Restricted cash - non-current	129,838	135,928	141,114	155,627
	234,168	229,922	269,092	429,887